Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 97.0%
Aerospace & Defense – 1.8%
BWX Technologies Inc	878,159	$47,297,644
Airlines – 1.2%
Southwest Airlines Co*	717,218	32,848,584
Auto Components – 2.2%
Aptiv PLC*	178,304	21,344,772
Autoliv Inc	249,950	19,106,178
Lear Corp	127,370	18,161,688
		58,612,638
Banks – 5.7%
Citizens Financial Group Inc	906,860	41,107,964
Fifth Third Bancorp	593,981	25,564,942
First Horizon National Corp	1,106,660	25,995,443
Regions Financial Corp	1,533,316	34,131,614
Synovus Financial Corp	157,281	7,706,769
Webster Financial Corp	265,527	14,901,375
		149,408,107
Building Products – 0.5%
Fortune Brands Home & Security Inc	168,923	12,547,600
Capital Markets – 1.9%
State Street Corp	568,341	49,513,868
Chemicals – 6.7%
Axalta Coating Systems Ltd*	1,085,407	26,679,304
Corteva Inc	716,597	41,189,996
DuPont de Nemours Inc	448,182	32,977,232
FMC Corp	179,311	23,591,948
Scotts Miracle-Gro Co	136,207	16,748,013
Westlake Chemical Corp	271,245	33,471,633
		174,658,126
Commercial Services & Supplies – 2.9%
IAA Inc*	852,578	32,611,108
Waste Connections Inc	309,768	43,274,590
		75,885,698
Communications Equipment – 1.9%
F5 Networks Inc*	215,020	44,928,429
Motorola Solutions Inc	20,041	4,853,930
		49,782,359
Construction & Engineering – 0.8%
EMCOR Group Inc	194,656	21,924,105
Construction Materials – 0.9%
Martin Marietta Materials Inc	60,361	23,232,345
Containers & Packaging – 1.4%
Graphic Packaging Holding Co	1,859,374	37,261,855
Electric Utilities – 3.8%
Alliant Energy Corp	932,608	58,269,348
Entergy Corp	347,524	40,573,427
		98,842,775
Electrical Equipment – 1.7%
AMETEK Inc	327,104	43,563,711
Electronic Equipment, Instruments & Components – 1.1%
Vontier Corp	1,131,659	28,732,822
Energy Equipment & Services – 2.0%
Baker Hughes Co	1,410,861	51,369,449
Entertainment – 2.2%
Activision Blizzard Inc	388,123	31,092,534
Take-Two Interactive Software Inc*	172,862	26,575,804
		57,668,338
Equity Real Estate Investment Trusts (REITs) – 8.1%
Apple Hospitality Inc	2,372,366	42,631,417
Equity LifeStyle Properties Inc	780,450	59,688,816
Equity Residential	388,156	34,902,987
Lamar Advertising Co	200,309	23,271,900
Sunstone Hotel Investors Inc*	1,699,356	20,018,414
Weyerhaeuser Co	813,401	30,827,898
		211,341,432
Food & Staples Retailing – 2.1%
Casey's General Stores Inc	273,938	54,286,293
Food Products – 2.0%
Kellogg Co	252,630	16,292,109

Shares or Principal Amounts		Value
Common Stocks– (continued)
Food Products– (continued)
Lamb Weston Holdings Inc	599,069	$35,890,224
		52,182,333
Health Care Equipment & Supplies – 3.0%
Envista Holdings Corp*	1,031,038	50,221,861
Globus Medical Inc*	372,831	27,507,471
		77,729,332
Health Care Providers & Services – 6.8%
Cardinal Health Inc	781,360	44,303,112
Henry Schein Inc*	568,445	49,562,720
Humana Inc	43,435	18,901,609
Laboratory Corp of America Holdings*	242,025	63,812,311
		176,579,752
Industrial Conglomerates – 1.0%
Carlisle Cos Inc	104,939	25,806,599
Information Technology Services – 1.5%
Global Payments Inc	280,301	38,356,389
Insurance – 7.0%
Globe Life Inc	354,513	35,664,008
Hartford Financial Services Group Inc	751,984	53,999,971
Reinsurance Group of America Inc	233,937	25,606,744
RenaissanceRe Holdings Ltd	419,786	66,540,279
		181,811,002
Internet & Direct Marketing Retail – 0.6%
Qurate Retail Inc	3,237,051	15,408,363
Life Sciences Tools & Services – 0.9%
Agilent Technologies Inc	183,579	24,293,009
Machinery – 2.8%
Lincoln Electric Holdings Inc	245,456	33,826,291
Oshkosh Corp	392,744	39,529,684
		73,355,975
Media – 2.9%
Discovery Inc*	1,207,398	30,148,728
Fox Corp - Class B	1,269,295	46,050,023
		76,198,751
Multi-Utilities – 1.3%
DTE Energy Co	255,148	33,733,117
Oil, Gas & Consumable Fuels – 4.1%
Cabot Oil & Gas Corp	2,310,469	62,313,349
Marathon Petroleum Corp	74,912	6,404,976
Pioneer Natural Resources Co	159,266	39,821,278
		108,539,603
Professional Services – 1.2%
Mantech International Corp	356,059	30,688,725
Road & Rail – 0.9%
Canadian Pacific Railway Ltd	280,590	23,159,899
Semiconductor & Semiconductor Equipment – 3.8%
Microchip Technology Inc	408,601	30,702,279
MKS Instruments Inc	235,147	35,272,050
Teradyne Inc	282,390	33,386,970
		99,361,299
Software – 2.0%
Black Knight Inc*	497,313	28,839,181
Synopsys Inc*	67,905	22,630,699
		51,469,880
Specialty Retail – 2.6%
AutoZone Inc*	19,500	39,869,310
O'Reilly Automotive Inc*	41,299	28,288,163
		68,157,473
Textiles, Apparel & Luxury Goods – 1.7%
Hanesbrands Inc	2,382,496	35,475,365
Levi Strauss & Co	499,793	9,875,910
		45,351,275
Trading Companies & Distributors – 2.0%
GATX Corp	186,359	22,983,655
MSC Industrial Direct Co Inc	356,353	30,364,839
		53,348,494
Total Common Stocks (cost $1,865,735,584)		2,534,309,019
Repurchase Agreements– 3.0%
ING Financial Markets LLC, Joint repurchase agreement, 0.2700%, dated 3/31/22, maturing 4/1/22 to be repurchased at $36,900,277 collateralized by $39,046,498 in U.S. Treasuries 0.1250% - 5.3750%, 3/31/23 - 5/15/51 with a value of $37,638,292	$36,900,000	36,900,000

Shares or Principal Amounts		Value
Repurchase Agreements– (continued)
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 0.2700%, dated 3/31/22, maturing 4/1/22 to be repurchased at $40,000,300 collateralized by $190,517 in U.S. Government Agencies 3.5000% - 5.5000%, 10/15/32 - 9/25/42 and $39,692,534 in U.S. Treasuries 0% - 4.2500%, 6/9/22 - 2/15/41 with a value of $40,800,307	$40,000,000	$40,000,000
Total Repurchase Agreements (cost $76,900,000)		76,900,000
Total Investments (total cost $1,942,635,584) – 100.0%		2,611,209,019
Cash, Receivables and Other Assets, net of Liabilities – 0%		1,142,500
Net Assets – 100%		$2,612,351,519

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,568,942,942	98.4%
Canada	23,159,899	0.9
Sweden	19,106,178	0.7

Total	$2,611,209,019	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,534,309,019	$-	$-
Repurchase Agreements	-	76,900,000	-
Total Assets	$2,534,309,019	$76,900,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70285 05-22